INTANGIBLE ASSETS (Tables)	12 Months Ended
Nov. 30, 2021
Intangible assets and goodwill [abstract]
Disclosure of intangible assets [Table Text Block]
Cost:	Customer relationship	Drone X1 System	Shoe- Scanner	Wi-Ti	Total
Balance at November 30, 2018	$-	$868,547	$-	$372,234	$1,240,781
Additions	-	-	30,000	-	30,000
Impairment	-	(900,260)	(29,592)	(385,826)	(1,315,678)
Foreign currency translation adjustment	-	31,713	(408)	13,592	44,897
Balance at November 30, 2019 and 2020	-	-	-	-	-
Additions	657,094	-	-	-	657,094
Balance at November 30, 2021	657,094	-	-	-	657,094

Accumulated amortization:
Balance at November 2018, 2019 and 2020-	-	-	-	-	-
Amortization	(107,415)	-	-	-	(107,415)
	(107,415)	-	-	-	(107,415)
Net book value
Balance at November 30, 2020 and 2019-		-	-	-	-
Balance at November 30, 2021	$549,679	$-	$-	$-	$549,679